TRADE PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Payables
Trade payables	R$ 7,172,161	R$ 7,867,431
(-) Adjustment present value	(98,164)	(96,851)
Trade payable, net	7,073,997	7,770,580
Current	7,030,734	7,739,520
Non-current	R$ 43,263	R$ 31,060